Financial instruments (Details 9) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Financial Instruments
Beginning balance	$ 2,930,246
Sales in the year	(221,790)
Hedge discontinued	400
Ending balance	$ 2,708,856